General and administrative expense (Tables)	6 Months Ended
Jun. 30, 2024
General and administrative expense [Abstract]
Schedule of general and administrative expense
General and administrative expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Staff Costs	10,816	9,581	23,169	20,488
Occupancy Costs	547	352	1,065	740
Professional fees	2,682	2,808	5,079	4,949
Travel and entertainment	462	498	952	1,061
Office and related expenses	1,698	1,079	3,486	2,195
Bank fees & payment costs	115	140	297	322
Bad debt expense	5	(15)	(216)	(32)
Tax expense / (reversal)	(1,580)	1,587	2,234	986
Depreciation and amortization	2,608	2,033	5,436	3,914
Other general and administrative expense	1,174	1,145	2,187	2,037
General and administrative expense	18,527	19,208	43,689	36,660